BIOLOGICAL ASSETS (Tables)	3 Months Ended
Mar. 31, 2019
Changes in biological assets [abstract]
Schedule of reconciliation of changes in biological assets
	March 31	December 31
	2019	2018
	$	$
Carrying amount, beginning of year	1,088,528	114,559
Effect of unrealized changes in fair value of biological assets	718,431	2,818,442
Biological assets purchased	-	3,841
Biological assets sold	-	(133,680)
Transferred to inventory upon harvest	(720,246)	(1,714,634)
Carrying amount, end of period	1,086,713	1,088,528